Directors Loans	3 Months Ended
Jun. 30, 2024
Directors Loans
Directors Loan

9. DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On December 13, 2021, a total of $160,000 in interest was paid.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share.

The Company entered into a Second Loan Amendment Agreement dated May 25, 2022, pursuant to which it agreed to a $100,000 increase to the existing Loan (the “Additional Loan”). The Additional Loan is unsecured, bears interest at a rate of 10% per annum and is repayable on or before the earlier of November 26, 2024, the occurrence of a default or on achievement of financing milestones.

In connection with the Additional Loan, the Company issued to the Lender a loan bonus comprising of 1,176,470 common share purchase warrants (the "Bonus Warrants"), each entitling the holder to acquire one common share of the Company until November 26, 2024 at a price of $0.085 per share.

On June 15, 2022, the Company obtained an additional short-term loan (the “Short-term Loan”) of $250,000 with an interest rate of 12% per annum from the Lender.

In January 2023, the Company repaid the Additional Loan and Short-term Loan, including accrued interest accrued to the date of repayment.

The change in the Loan balance is as follows:

	Year ended	Year ended
	March 31, 2024	March 31, 2024
	($)	($)
Opening balance	784,947	648,005
Amortization of transaction costs	40,593	136,942
Closing balance	825,540	784,947

	Year ended	Year ended
	March 31, 2024	March 31, 2024
	($)	($)
Non-current portion	825,540	784,947
Total	825,540	784,947

Finance expenses	Three months ended June 30,
	2024	2023
	($)	($)
Interest on loan	24,932	24,932
Amortization of transaction costs	40,593	30,472
Total	65,525	55,404